Short term investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)
Short term investments
Short term investments fair value	$ 337,611		¥ 245,981		¥ 2,321,244
Amount of unrealized holding gain of short term investments	$ 7,069	¥ 48,604	16,934	¥ 31,855
Amount of impairment recognized for short term investments		0	0
Amount of short term investments sold		0	0
Wealth management funds
Short term investments
Short term investments fair value			245,981		¥ 2,321,244
Amount of unrealized holding gain of short term investments		¥ 48,604	¥ 5,981